Shareholder Report, Holdings (Details)	Jan. 31, 2025
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[1]
Kansas Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
Kansas Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[2]
Kansas Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[2]
Kansas Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
Kansas Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
Kansas Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[2]
Kansas Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
Kansas Municipal Fund | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
Kansas Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[3]
Kansas Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
Kansas Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[4]
Kansas Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[4]
Kansas Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[4]
Kansas Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
Kansas Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[4]
Kansas Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
Kansas Municipal Fund | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
Kansas Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[5]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.91%	[5]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[5]
Maine Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%	[6]
Maine Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[6]
Maine Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[6]
Maine Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[6]
Maine Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[6]
Maine Municipal Fund | Class A [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[6]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.91%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[7]
Maine Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%	[8]
Maine Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[8]
Maine Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[8]
Maine Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[8]
Maine Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
Maine Municipal Fund | Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[8]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[9]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[9]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[9]
Nebraska Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.64%	[9]
Nebraska Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[10]
Nebraska Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[10]
Nebraska Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[10]
Nebraska Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[10]
Nebraska Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]
Nebraska Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[11]
Nebraska Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.64%	[11]
Nebraska Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[12]
Nebraska Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[12]
Nebraska Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[12]
Nebraska Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[12]
Nebraska Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[12]
Nebraska Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[13]
Oklahoma Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%	[13]
Oklahoma Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
Oklahoma Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
Oklahoma Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
Oklahoma Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
Oklahoma Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[14]
Oklahoma Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%	[14]
Oklahoma Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
Oklahoma Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[14]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[15]
Oklahoma Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%	[15]
Oklahoma Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
Oklahoma Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[16]
Oklahoma Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
Oklahoma Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
Oklahoma Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[16]
Oklahoma Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%	[16]
Oklahoma Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
Oklahoma Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.31%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.31%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.07%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[22]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.07%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[24]

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	All portfolio holdings are issued securities from the state of Kansas.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	All portfolio holdings are issued securities from the state of Kansas.
[5]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[6]	All portfolio holdings are issued securities from the state of Maine.
[7]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[8]	All portfolio holdings are issued securities from the state of Maine.
[9]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[10]	All portfolio holdings are issued securities from the state of Nebraska.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	All portfolio holdings are issued securities from the state of Nebraska.
[13]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[14]	All portfolio holdings are issued securities from the state of Oklahoma.
[15]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[16]	All portfolio holdings are issued securities from the state of Oklahoma.
[17]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[18]	All portfolio holdings are issued securities from the state of Montana.
[19]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[20]	All portfolio holdings are issued securities from the state of Montana.
[21]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[22]	All portfolio holdings are issued securities from the state of North Dakota.
[23]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[24]	All portfolio holdings are issued securities from the state of North Dakota.